Ordinary dividends - Summary of Proposed Final Dividend (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure Of Detailed Information About Proposed Dividends [Line Items]
Proposed final dividend, per share	£ 0.1400	£ 0.3730